NOTES PAYABLE – WORKING CAPITAL (Details Narrative) - USD ($)		1 Months Ended				2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 22, 2021	Sep. 30, 2019	May 31, 2019	Jan. 31, 2019	Jan. 31, 2018	Nov. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 28, 2021	Jun. 18, 2021	Jun. 14, 2021	Jun. 11, 2021	Apr. 09, 2021	Jun. 30, 2017	Dec. 11, 2015	Jan. 15, 2015	Dec. 15, 2014
Extinguishment of Debt [Line Items]
Common Stock, Shares, Issued							96,027,242		96,027,242		72,807,979	43,062,058
Common Stock, Par or Stated Value Per Share			$ 0.001				$ 0.001		$ 0.001		$ 0.001	$ 0.001					$ 0.10			$ 0.001	$ 0.001
Stock Issued During Period, Shares, New Issues		11,000,000	50,000	400,000	466,667	1,650,000					17,275,871
Stock Issued During Period, Shares, Conversion of Convertible Securities	2,000,000
Shares Issued, Price Per Share		$ 0.22			$ 0.50						$ 0.008							$ 0.50	$ 0.01		$ 0.001
Convertion of short term notes, face value									$ 1,488,924	$ 1,517,407
Loss on extinguishment of debt							$ 638,148		$ 638,148	850,317	$ 916,204
Long-term Debt											4,672,096	3,595,561
Warrants issued to purchase of common stock							1		1				1	1	1	1	2,000,000
Fair value of share incentive									$ 144,696
Interest expense							$ 569,891	$ 416,287	$ 1,118,143	$ 826,586	2,292,957	1,601,851
Preferred B Units [Member]
Extinguishment of Debt [Line Items]
Conversion of shares									248,944
Conversion shares, amount									$ 2,481,738
Notes Payable [Member]
Extinguishment of Debt [Line Items]
Convertion of short term notes, face value											$ 1,080,000
Common stock issued											9,700,000
Proceeds from common stock											$ 1,651,900
Notes Payable Two [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Issuer									Company and the Company’s wholly owned operating subsidiary
Notes Payable One [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Face Amount							$ 1,280,000		$ 1,280,000
Common Stock, Shares, Issued							600,000		600,000
Debt Instrument, Payment Terms									mature in 30-360 days
Convertion of short term notes, face value									$ 1,453,049
Loss on extinguishment of debt									$ 638,148
Debt Instrument, Description									sale of additional short-term notes
Warrants issued to purchase of common stock							2,000,000		2,000,000
Interest expense									$ 622,174
Short-term Debt [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Face Amount											$ 2,869,171	$ 3,104,441
Debt Instrument, Collateral											The notes are secured by a pledge of certain of the Company’s current inventory and the	The notes are secured by a pledge of certain of the Company’s current inventory and
Debt Instrument, Maturity Date, Description											These short term working capital notes mature in 30-180 days.	These
Stock Issued During Period, Shares, New Issues											17,275,871	1,550,000
Issuance of warrants to purchase of stock.											2,550,000	125,000
Stock Issued During Period, Shares, Conversion of Convertible Securities												300,000
Shares Issued, Price Per Share												$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value											$ 1,660,112	$ 1,134,368
Amortization of Debt Discount (Premium)											$ 1,411,203	1,068,784
On July 6, 2017 [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Issuance Date											Jul. 06, 2017
Debt Instrument, Face Amount											$ 250,000
Debt Instrument, Interest Rate, Stated Percentage											12.00%
Common Stock, Shares, Issued											250,000
Debt Instrument, Payment Terms											payments equal to 75-100% of current sales
Common Stock, Par or Stated Value Per Share											$ 0.50
Common Stock, Value, Subscriptions											$ 125,000
Long-term Debt											4,672,096	$ 3,595,561
In April, 2018 [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Face Amount											$ 250,000
Debt Instrument, Issuer											Company’s wholly-owned operating subsidiary
On January 15, 2015 [Member]
Extinguishment of Debt [Line Items]
Common Stock, Shares, Issued											300,000
In October and December, 2018 [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Face Amount											$ 425,000
Debt Instrument, Issuer											Company’s wholly-owned operating subsidiary
Three months ending March 31, 2019 [Member]
Extinguishment of Debt [Line Items]
Secured Debt							$ 3,917,186		$ 3,917,186		$ 4,672,096